Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000245547 | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000245547 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000245547 | CF Industries Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000245547 | Anglo American plc
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000245547 | ERO Copper Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000245547 | Alcoa Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000245547 | Sunrun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000245547 | MP Materials Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000245547 | Shell plc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245547 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000245547 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	17.52%
C000245547 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000245547 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.06%
C000245547 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	6.72%
C000245547 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000245547 | Fertilizers & Agricultural Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000245547 | Copper
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000245547 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000245547 | Aluminum
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000245547 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000251129 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.21%
C000251129 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.35%
C000251129 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.49%
C000251129 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000251129 | SK Square Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000251129 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000251129 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000251129 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000251129 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000251129 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000251129 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.02%
C000251129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.99%
C000251129 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.59%
C000251129 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.04%
C000251129 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000251129 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000251129 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000251129 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000251129 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000251129 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	23.34%
C000251129 | China
Holdings [Line Items]
Percent of Net Asset Value	21.52%
C000251129 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.54%
C000251129 | India
Holdings [Line Items]
Percent of Net Asset Value	12.21%
C000251129 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000251129 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251129 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000251129 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000251129 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000251129 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000249711 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.34%
C000249711 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000249711 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000249711 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000249711 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000249711 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249711 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000249711 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000249711 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000249711 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000249711 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.33%
C000249711 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.54%
C000249711 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.32%
C000249711 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000249711 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.31%
C000249711 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000249711 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	8.03%
C000249711 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000245546 | United Utilities Group plc
Holdings [Line Items]
Percent of Net Asset Value	6.98%
C000245546 | National Grid plc
Holdings [Line Items]
Percent of Net Asset Value	6.12%
C000245546 | Severn Trent plc
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000245546 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000245546 | Essential Utilities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000245546 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000245546 | EDP Renovaveis SA
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000245546 | Exelon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000245546 | SSE plc
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000245546 | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000245546 | Electric Utility
Holdings [Line Items]
Percent of Net Asset Value	21.11%
C000245546 | Water
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000245546 | Electricity Transmission
Holdings [Line Items]
Percent of Net Asset Value	13.11%
C000245546 | Airports
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000245546 | Rail/Other Transportation
Holdings [Line Items]
Percent of Net Asset Value	7.83%
C000245546 | Electricity Generation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000245546 | Energy Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000245546 | Telecom Tower REITs
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000245546 | Integrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000245546 | Electricity and Gas Distribution
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000245546 | United States
Holdings [Line Items]
Percent of Net Asset Value	27.39%
C000245546 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	26.01%
C000245546 | Spain
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000245546 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000245546 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000245546 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245546 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000245546 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000245546 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000245546 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000245548 | Healthcare Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.29%
C000245548 | State General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.29%
C000245548 | Education Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.19%
C000245548 | Water and Sewer Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.72%
C000245548 | Transportation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.67%
C000245548 | Leasing Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000245548 | Electric Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000245548 | Industrial Development Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000245548 | Special Tax Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000245548 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	19.19%
C000245548 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	11.92%
C000245548 | New York
Holdings [Line Items]
Percent of Net Asset Value	11.39%
C000245548 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	10.07%
C000245548 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000245548 | California
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000245548 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000245548 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000245548 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000245548 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.16%